WARRANTS (Details) - Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Warrants Outstanding
Outstanding at Beginning of Period	580,604	580,604
Issued		370,786
Outstanding at End of Period	789,562	580,604
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 17.85	$ 17.85
Issued	10.50	17.40
Outstanding at End of Period	$ 15.75	$ 17.85
Average Intrensic Value
Outstanding at Beginning of Period	$ 72,250	$ 72,250
Issued
Outstanding at End of Period		$ 72,250
Weighted Average Remaining Contractual Term
Outstanding at End of Period	3 years 6 months 21 days	3 years 3 months 29 days